SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Summary of Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Value of authorized share capital	$ 3,000	$ 3,000
Value of issued and fully paid share capital	$ 1,386	$ 1,386
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares issued (in shares)	138,551,387	138,551,387
Common stock issued, par value (in usd per share)	$ 0.01	$ 0.01